Investment Property, Net (Tables)	12 Months Ended
Dec. 31, 2018
Text block [abstract]
Summary of Investment Property

Investment property as of December 31, 2017 and 2018 are as follows:

	2017				2018
	Acquisition cost		Accumulated depreciation and impairment loss	Book value	Acquisition cost	Accumulated depreciation and impairment loss	Book value
	(in millions of Won)
Land	￦	360,402	—	360,402	295,328	(16,743)	278,585
Buildings		727,022	(92,982)	634,040	681,518	(110,183)	571,335
Structures		7,717	(1,436)	6,281	3,327	(1,919)	1,408
Construction-in-progress		64,191	—	64,191	101,665	(24,378)	77,287

	￦	1,159,332	(94,418)	1,064,914	1,081,838	(153,223)	928,615

Changes in Carrying Amount of Investment Property

Changes in the carrying amount of investment property for the years ended December 31, 2017 and 2018 were as follows:

1) For the year ended December 31, 2017

	Beginning		Acquisitions	Disposals	Depreciation	Others (*1)	Ending
	(in millions of Won)
Land	￦	392,723	20,941	(37,725)	—	(15,537)	360,402
Buildings		671,539	38,831	(9,506)	(23,450)	(43,374)	634,040
Structures		2,147	—	—	(591)	4,725	6,281
Construction-in-progress		51,311	17,648	—	—	(4,768)	64,191

	￦	1,117,720	77,420	(47,231)	(24,041)	(58,954)	1,064,914

(*1)	Includes reclassification resulting from changing purpose of use, adjustment of foreign currency translation difference and others.

2) For the year ended December 31, 2018

	Beginning		Acquisitions	Disposals	Depreciation (*1)	Others (*2)	Ending
	(in millions of Won)
Land	￦	360,402	1,327	(26,826)	(16,743)	(39,575)	278,585
Buildings		634,040	727	(32,807)	(28,358)	(2,267)	571,335
Structures		6,281	—	—	(603)	(4,270)	1,408
Construction-in-progress		64,191	42,052	—	(24,948)	(4,008)	77,287

	￦	1,064,914	44,106	(59,633)	(70,652)	(50,120)	928,615

(*1)

Includes impairment loss on investment property recognized by each of the consolidated subsidiaries, including the office for rent of POSCO(Dalian) IT Center Development Co., Ltd. amounting to ￦51,461 million.

(*2)	Includes reclassification resulting from changing purpose of use, adjustment of foreign currency translation difference and others.